15007028

Nasdaq

Received SEC

JUN 02 2015

Washington, DC 20549

CertNAS
001-34876

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

June 2, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated September 23, 2010, I advised you that the Exchange had received a Form 8-A from Liberty Mutual Agency Corporation for registration of its Class A Common Stock, par value $0.01 per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery